Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 2,999,791	$ 2,968,666
Accumulated amortization	(699,951)	(395,822)
Intangible assets, net	2,299,840	2,572,844
Patents [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	2,379,145	2,354,460
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 620,646	$ 614,206